Reserves (Details) - Schedule of movements in options for fully paid ordinary shares - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of movements in options for fully paid ordinary shares [Abstract]
Beginning of the year	21,550,000	25,300,000	25,216,490
Comp. Expense Beginning of the year	$ 866,121	$ 1,158,975	$ 1,753,954
Options issued during the year	140,392,720		2,450,000
Options issued during the year	$ 1,950,563		$ 89,138
Options expired during the year		(3,400,000)	(2,366,490)
Options expired during the year		$ (280,838)	$ (684,117)
Forfeited during the year	(1,400,000)	(350,000)
Forfeited during the year	$ (65,800)	$ (12,016)
End of the year	160,542,720	21,550,000	25,300,000
Comp. expense end of the year	$ 2,750,884	$ 866,121	$ 1,158,975